Stock-Based Compensation - Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock-based compensation
Total stock-based compensation	$ 19,987	$ 16,823	$ 15,383
Cost of product revenue
Stock-based compensation
Total stock-based compensation	1,132	839	596
Cost of service and other revenue
Stock-based compensation
Total stock-based compensation	1,142	1,124	819
Research and development
Stock-based compensation
Total stock-based compensation	2,117	1,713	1,629
Selling, general and administrative
Stock-based compensation
Total stock-based compensation	$ 15,596	$ 13,147	$ 12,339